LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Schedule of lease transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Interest expenses in respect of lease liabilities	$ 337	$ 393
Lease principal payments during the year	$ 927	$ 1,029